Accumulated Other Comprehensive Income (Loss) - Reclassification Location (Detail) - USD ($) $ in Thousands		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2015		Sep. 30, 2014		Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Reclassification Out Of Accumulated Other Comprehensive Income [Line Items]
Reclassification of net unrealized loss on derivative instruments during the period, tax		$ 0		$ 0		$ (179)		$ (187)		$ (200)		$ (20)		$ (200)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax		0		0		(333)		(347)		(372)		(37)		(371)
Parent Company [Member] | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Out Of Accumulated Other Comprehensive Income [Line Items]
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent		(562)		314		(2,751)		(80)		457		(4,540)		(11,652)
Parent Company [Member] | Reclassification out of Accumulated Other Comprehensive Income | Net Unrealized Gain (Loss) on Prior Service Cost on Pension Plans [Member]
Reclassification Out Of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service cost		484	[1]	483	[1]	1,452	[1]	1,452	[1]	1,938	[2]	1,997	[2]	1,980	[2]
Amortization of net gain (loss)		(1,349)	[1]	0	[1]	(5,172)	[1]	(388)	[1]	(519)	[2]	(4,420)	[2]	(1,524)	[2]
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax		(865)		483		(3,720)		1,064		1,419		(2,423)		456
Tax (expense) or benefit		303		(169)		1,302		(703)		(496)		848		(160)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Net of Tax		(562)		314		(2,418)		361		923		(1,575)		296
Parent Company [Member] | Energy Related Derivative [Member] | Reclassification out of Accumulated Other Comprehensive Income | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Reclassification Out Of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax		0		0		(512)		(534)		(572)		(57)		(571)
Reclassification of net unrealized loss on derivative instruments during the period, tax		0		0		179		187		200		20		200
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax		0		0		(333)		(347)		(372)		(37)		(371)
Parent Company [Member] | Energy Related Derivative [Member] | Electric generation fuel [Member] | Reclassification out of Accumulated Other Comprehensive Income | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Reclassification Out Of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax												0		100
Parent Company [Member] | Energy Related Derivative [Member] | Purchased Electricity [Member] | Reclassification out of Accumulated Other Comprehensive Income | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Reclassification Out Of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax										(572)		(57)		(671)
Parent Company [Member] | Interest Rate Swap [Member] | Reclassification out of Accumulated Other Comprehensive Income | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Reclassification Out Of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax		0		0		0		(144)		(144)		(4,505)		(17,811)
Reclassification of net unrealized loss on derivative instruments during the period, tax		0		0		0		50		50		1,577		6,234
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax		0		0		0		(94)		(94)		(2,928)		(11,577)
Subsidiaries [Member] | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Out Of Accumulated Other Comprehensive Income [Line Items]
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent		(3,449)		(1,959)		(11,768)		(7,205)		(9,737)		(16,490)		(18,430)
Subsidiaries [Member] | Reclassification out of Accumulated Other Comprehensive Income | Net Unrealized Gain (Loss) on Prior Service Cost on Pension Plans [Member]
Reclassification Out Of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service cost		383	[1]	381	[1]	1,145	[1]	1,143	[1]	1,526	[2]	1,559	[2]	1,245	[2]
Amortization of net gain (loss)		(5,568)	[1]	(3,488)	[1]	(17,830)	[1]	(10,463)	[1]	(13,954)	[2]	(22,519)	[2]	(16,203)	[2]
Amortization of transition obligation	[2]									0		0		(50)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax		(5,185)		(3,107)		(16,685)		(9,320)		(12,428)		(20,960)		(15,008)
Tax (expense) or benefit		1,815		1,227		5,840		3,070		4,349		7,336		5,253
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Net of Tax		(3,370)		(1,880)		(10,845)		(6,250)		(8,079)		(13,624)		(9,755)
Subsidiaries [Member] | Energy Related Derivative [Member] | Reclassification out of Accumulated Other Comprehensive Income | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Reclassification Out Of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax		0		0		(1,055)		(1,104)		(2,063)		(3,922)		(12,858)
Reclassification of net unrealized loss on derivative instruments during the period, tax		0		0		369		386		722		1,373		4,500
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax		0		0		(686)		(718)		(1,341)		(2,549)		(8,358)
Subsidiaries [Member] | Energy Related Derivative [Member] | Electric generation fuel [Member] | Reclassification out of Accumulated Other Comprehensive Income | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Reclassification Out Of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax										0		0		97
Subsidiaries [Member] | Energy Related Derivative [Member] | Purchased Electricity [Member] | Reclassification out of Accumulated Other Comprehensive Income | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Reclassification Out Of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax										(2,063)		(3,922)		(12,955)
Subsidiaries [Member] | Interest Rate Swap [Member] | Reclassification out of Accumulated Other Comprehensive Income | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Reclassification Out Of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax		(122)		(122)		(366)		(366)		(488)		(488)		(488)
Reclassification of net unrealized loss on derivative instruments during the period, tax		43		43		129		129		171		171		171
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax		$ (79)		$ (79)		$ (237)		$ (237)		$ (317)		$ (317)		$ (317)

[1]	These AOCI components are included in the computation of net periodic pension cost (see Note 5 for additional details).
[2]	These accumulated other comprehensive income components are included in the computation of net periodic pension cost (see Note 12 for additional details).